Eaton Vance

Global Small-Cap Equity Fund

January 31, 2022

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.9%

Security	Shares	Value
Australia — 2.6%
BlueScope Steel, Ltd.	4,413	$57,841
carsales.com, Ltd.	17,394	275,125
IGO, Ltd.	12,210	103,309
Northern Star Resources, Ltd.	12,765	76,079
OZ Minerals, Ltd.	3,033	52,614
Steadfast Group, Ltd.	49,673	163,461
Westgold Resources, Ltd.	28,776	37,292
WiseTech Global, Ltd.	6,074	197,826

		$963,547

Austria — 1.1%
ams-OSRAM AG(1)	8,969	$150,799
BAWAG Group AG(2)	4,304	258,305

		$409,104

Belgium — 0.7%
VGP NV	848	$240,294

		$240,294

Canada — 3.9%
ARC Resources, Ltd.	19,378	$226,990
ATS Automation Tooling Systems, Inc.(1)	10,620	433,606
CAE, Inc.(1)	8,984	226,871
Granite Real Estate Investment Trust	2,358	178,972
Keyera Corp.	4,058	95,484
Killam Apartment Real Estate Investment Trust	9,457	162,707
Kirkland Lake Gold, Ltd.	2,354	88,667
Pan American Silver Corp.	1,973	42,699

		$1,455,996

France — 0.2%
Rubis SCA	1,880	$60,861

		$60,861

Germany — 0.6%
Norma Group SE	6,559	$238,206

		$238,206

Italy — 3.6%
Amplifon SpA	4,049	$172,107
BFF Bank SpA(2)	23,604	180,475
DiaSorin SpA	1,196	184,377
FinecoBank Banca Fineco SpA	13,571	228,159
Interpump Group SpA	2,732	168,711
MARR SpA	11,988	255,278
Moncler SpA	2,210	141,837

		$1,330,944

Security	Shares	Value
Japan — 9.2%
Asahi Intecc Co., Ltd.	7,079	$120,775
Chiba Bank, Ltd. (The)	12,453	80,505
FP Corp.	3,862	124,048
Fukuoka Financial Group, Inc.	4,197	82,425
Goldwin, Inc.	3,064	159,040
JMDC, Inc.(1)	4,061	188,473
K’s Holdings Corp.	13,030	128,224
Kose Corp.	1,409	128,824
Kuraray Co., Ltd.	15,464	138,926
Kyoritsu Maintenance Co., Ltd.	4,096	146,526
LaSalle Logiport REIT	105	167,966
Lion Corp.	10,202	133,299
Mitsubishi Research Institute, Inc.	6,100	198,392
Miura Co., Ltd.	7,449	219,933
Nabtesco Corp.	4,366	136,477
Nohmi Bosai, Ltd.	10,521	193,559
Nomura Co., Ltd.	21,883	175,235
Sankyu, Inc.	3,738	135,232
Sanwa Holdings Corp.	24,890	269,535
Ship Healthcare Holdings, Inc.	9,036	202,812
Sumco Corp.	8,514	156,965
Yamaha Corp.	2,533	115,391

		$3,402,562

Luxembourg — 0.2%
APERAM S.A.	1,310	$73,818

		$73,818

Netherlands — 2.7%
Aalberts NV	5,649	$345,324
BE Semiconductor Industries NV	2,276	190,839
Euronext NV(2)	2,201	212,204
IMCD NV	1,571	270,243

		$1,018,610

New Zealand — 0.3%
Fisher & Paykel Healthcare Corp., Ltd.	6,896	$126,876

		$126,876

Norway — 0.4%
SmartCraft ASA(1)	58,716	$134,839
TGS ASA	2,392	25,756

		$160,595

Singapore — 0.4%
Daiwa House Logistics Trust(1)	239,188	$142,527

		$142,527

Spain — 0.3%
Inmobiliaria Colonial Socimi S.A.	13,794	$121,807

		$121,807

Sweden — 1.1%
Boliden AB	2,156	$87,302
Sdiptech AB, Class B(1)	8,090	337,090

		$424,392

Security	Shares	Value
Switzerland — 1.6%
Galenica AG(2)	2,696	$190,402
PolyPeptide Group AG(1)(2)	2,052	204,584
VZ Holding AG	2,308	216,338

		$611,324

United Kingdom — 10.7%
Abcam PLC(1)	9,624	$173,354
Avast PLC(2)	19,910	164,614
Capital & Counties Properties PLC	72,939	169,653
Capricorn Energy PLC(1)	20,748	57,846
Cranswick PLC	4,541	225,029
Dechra Pharmaceuticals PLC	3,639	204,399
Diploma PLC	8,724	327,438
Dr. Martens PLC	48,558	201,744
Games Workshop Group PLC	1,546	165,759
Greggs PLC	5,925	214,883
Howden Joinery Group PLC	20,678	228,129
Intermediate Capital Group PLC	6,503	167,944
JTC PLC(2)	25,025	264,773
Judges Scientific PLC	1,533	157,262
Naked Wines PLC(1)	24,224	170,875
Nomad Foods, Ltd.(1)	6,502	167,752
RWS Holdings PLC	48,878	332,500
Volution Group PLC	46,150	312,698
Watches of Switzerland Group PLC(1)(2)	15,138	263,726

		$3,970,378

United States — 60.3%
AAON, Inc.	2,502	$160,754
ACI Worldwide, Inc.(1)	9,328	320,603
Addus HomeCare Corp.(1)	1,645	131,320
Agiliti, Inc.(1)	13,901	265,926
Alliant Energy Corp.	3,931	235,310
Allison Transmission Holdings, Inc.	7,465	283,595
Altair Engineering, Inc., Class A(1)	4,345	273,387
Amedisys, Inc.(1)	697	94,165
AptarGroup, Inc.	2,462	288,793
Autoliv, Inc.	2,829	280,184
AZEK Co., Inc. (The)(1)	13,557	447,788
Black Knight, Inc.(1)	2,266	169,044
Bright Horizons Family Solutions, Inc.(1)	979	125,713
Burlington Stores, Inc.(1)	584	138,367
Capri Holdings, Ltd.(1)	2,616	157,143
CarGurus, Inc.(1)	12,599	401,908
CBIZ, Inc.(1)	14,196	548,392
Ceridian HCM Holding, Inc.(1)	1,359	103,039
Chart Industries, Inc.(1)	920	112,120
Chemed Corp.	817	383,100
Choice Hotels International, Inc.	1,118	160,321
Clearwater Analytics Holdings, Inc., Class A(1)	8,752	149,222
CMS Energy Corp.	3,451	222,175
Cohen & Steers, Inc.	1,829	152,776

Security	Shares	Value
Commerce Bancshares, Inc.	5,636	$388,377
Cooper Cos., Inc. (The)	479	190,786
CubeSmart	5,999	304,389
Dana, Inc.	13,358	289,334
Deckers Outdoor Corp.(1)	490	156,913
Dorman Products, Inc.(1)	4,383	410,380
EastGroup Properties, Inc.	2,033	406,417
Envestnet, Inc.(1)	3,850	284,669
Envista Holdings Corp.(1)	9,806	424,011
Equity LifeStyle Properties, Inc.	3,820	299,068
Euronet Worldwide, Inc.(1)	3,290	440,498
F5, Inc.(1)	2,182	453,027
Fair Isaac Corp.(1)	664	328,673
Five Below, Inc.(1)	774	126,936
Generac Holdings, Inc.(1)	343	96,856
Graco, Inc.	4,860	352,642
Harley-Davidson, Inc.	8,501	293,880
Hayward Holdings, Inc.(1)	4,263	83,939
Herc Holdings, Inc.	2,613	419,256
Hexcel Corp.(1)	4,912	256,259
ICU Medical, Inc.(1)	695	148,285
James River Group Holdings, Ltd.	3,438	97,364
Jazz Pharmaceuticals PLC(1)	1,632	226,701
Kinsale Capital Group, Inc.	479	95,953
Lamb Weston Holdings, Inc.	2,954	189,676
Landstar System, Inc.	1,419	227,040
LHC Group, Inc.(1)	2,310	286,671
M&T Bank Corp.	2,416	409,222
Middleby Corp.(1)	2,734	506,337
MillerKnoll, Inc.	12,410	479,274
Mueller Water Products, Inc., Class A	8,500	109,225
National Instruments Corp.	6,552	270,073
National Vision Holdings, Inc.(1)	7,788	318,373
nCino, Inc.(1)	3,795	173,925
Neurocrine Biosciences, Inc.(1)	2,486	196,444
Olo, Inc., Class A(1)	8,658	151,948
Performance Food Group Co.(1)	13,221	557,794
Pinnacle Financial Partners, Inc.	3,136	303,283
Quaker Chemical Corp.	1,515	316,893
R1 RCM, Inc.(1)	22,172	527,250
Rexford Industrial Realty, Inc.	4,369	319,680
RLI Corp.	3,358	351,851
Ryan Specialty Group Holdings, Inc., Class A(1)	9,896	370,209
Selective Insurance Group, Inc.	5,253	414,462
Silicon Laboratories, Inc.(1)	881	145,532
SouthState Corp.	4,255	359,165
STORE Capital Corp.	8,409	266,649
Teleflex, Inc.	1,264	392,080
Terminix Global Holdings, Inc.(1)	11,528	497,318
Tradeweb Markets, Inc., Class A	2,230	189,037
UMB Financial Corp.	1,305	128,477
Valvoline, Inc.	17,455	574,968

Security	Shares	Value
Visteon Corp.(1)	2,217	$225,048
W.R. Berkley Corp.	4,313	364,449
Wintrust Financial Corp.	1,541	151,126
Woodward, Inc.	1,658	182,828
Wyndham Hotels & Resorts, Inc.	3,138	263,435

		$22,399,500

Total Common Stocks (identified cost $30,748,315)		$37,151,341

Short-Term Investments — 0.2%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.08%(3)	59,840	$59,834

Total Short-Term Investments (identified cost $59,834)		$59,834

Total Investments — 100.1% (identified cost $30,808,149)		$37,211,175

Other Assets, Less Liabilities — (0.1)%		$(37,437)

Net Assets — 100.0%		$37,173,738

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2022, the aggregate value of these securities is $1,739,083 or 4.7% of the Fund’s net assets.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2022.

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Industrials	22.9%	$8,496,856
Financials	15.1	5,630,340
Consumer Discretionary	13.6	5,064,414
Health Care	13.5	5,034,898
Information Technology	12.5	4,651,473
Real Estate	7.5	2,780,129
Materials	5.6	2,063,249
Consumer Staples	4.9	1,828,527
Communication Services	1.8	677,033
Utilities	1.4	518,346
Energy	1.1	406,076
Short-Term Investments	0.2	59,834

Total Investments	100.1%	$37,211,175

The Fund did not have any open derivative instruments at January 31, 2022.

At January 31, 2022, the value of the Fund’s investment in affiliated funds was $59,834, which represents 0.2% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended January 31, 2022 were as follows:

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$651,529	$1,862,117	$(2,453,748)	$(64)	$—	$59,834	$45	59,840

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2022, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Asia/Pacific	$142,527	$4,492,985		$—	$4,635,512
Developed Europe	167,752	8,492,581		—	8,660,333
North America	23,855,496	—		—	23,855,496
Total Common Stocks	$24,165,775	$12,985,566	*	$—	$37,151,341
Short-Term Investments	$—	$59,834		$—	$59,834
Total Investments	$24,165,775	$13,045,400		$—	$37,211,175

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.